Financial Instruments - Credit Losses	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Financial Instruments - Credit Losses
Note 28
Financial Instruments - Credit Losses
Chevron’s expected credit loss allowance balance was $641 and $1,009 at December 31, 2023 and December 31, 2022, respectively, with a majority of the allowance relating to non-trade
receivable balances.
The majority of the company’s receivable balance is concentrated in trade receivables, with a balance of $17,640 at December 31, 2023, which reflects the company’s diversified sources of revenues and is dispersed across the company’s broad worldwide customer base. As a result, the company believes the concentration of credit risk is limited. The company routinely assesses the financial strength of its customers. When the financial strength of a customer is not considered sufficient, alternative risk mitigation measures may be deployed, including requiring prepayments, letters of credit or other acceptable forms of collateral. Once credit is extended and a receivable balance exists, the company applies a quantitative calculation to current trade receivable balances that reflects credit risk predictive analysis, including probability of default and loss given default, which takes into consideration current and forward-looking market data as well as the company’s historical loss data. This statistical approach becomes the basis of the company’s expected credit loss allowance for current trade receivables with payment terms that are typically short-term in nature, with most due in less than 90 days.
Chevron’s
non-trade
receivable balance was $3,864 at December 31, 2023, which includes receivables from certain governments in their capacity as joint venture partners. Joint venture partner balances that are paid as per contract terms or not yet due are subject to the statistical analysis described above while past due balances are subject to additional qualitative management quarterly review. This management review includes review of reasonable and supportable repayment forecasts.
Non-trade
receivables also include employee and tax receivables that are deemed immaterial and low risk. Loans to equity affiliates and non-equity
investees are also considered
non-trade
and associated allowances of $219 and $560 at December 31, 2023 and December 31, 2022, respectively, are included within “Investments and advances” on the Consolidated Balance Sheet.